Investment in Partially-Owned Entities (Policies)	12 Months Ended
Dec. 31, 2012
Investment in Partially Owned Entities [Abstract]
Consolidation, Variable Interest Entity, Policy [Policy Text Block]
In assessing whether the Company was the primary beneficiary under FASB ASU 2009-17, the Company considered the significant economic activities of this variable interest entity to consist of:

(1)	the sale of the single apartment community owned by the partnership,

(2)	the financing arrangements with banks or other creditors,

(3)	the capital improvements or significant repairs, and

(4)	the pricing of apartment units for rent.
The Company concluded that it has the power to direct the activities of this joint venture and that the Company has the obligation to absorb losses and the right to receive benefits from this joint venture that could be significant to the joint venture. Therefore, the Company consolidates the CMS/Canyon Creek joint venture.